Average Annual Total Returns - Class A Shares Class I Shares - Victory INCORE Investment Grade Convertible Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	1 Year	5 Years	10 Years	ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 1 Year		ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 5 Years		ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	8.84%	10.17%	8.44%	6.76%	8.67%	7.28%	5.28%	7.44%	6.34%	11.84%	11.15%	9.15%	7.57%	13.18%	11.14%	7.05%	[1]	11.73%	[1]	[1]

[1]	Inception date of the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is January 1, 2012.